INCOME TAXES - Components of Earnings before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Components of earnings before income taxes [Abstract]
U.S.	$ 308,167	$ 220,532	$ 180,261
Foreign	32,816	20,142	17,592
Total.	$ 340,983	$ 240,674	$ 197,853